Earnings per share (Details 1) - Diluted [Member] $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 ARS ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 ARS ($) shares	Jun. 30, 2023 $ / shares
Statement [Line Items]
Profit (loss) for the year per share attributable to equity holders of the parent	$ 177,256	$ 128,400	$ 169,867
Weighted average number of ordinary shares outstanding	657	662	702
Diluted earnings per share | (per share)	$ 269.68	$ 193.93		$ 242.06